Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial assets	Other investments

				$ million
		2021		2020
	Current	Non-current	Current	Non-current
Equity investments[a]	—	717	—	913
Contingent consideration	237	1,680	317	1,682
Other	43	147	16	151
	280	2,544	333	2,746
[a] The majority of equity investments are unlisted.
Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks. The contingent consideration principally relates to the disposal of our Alaskan business.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2021	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	17	—	2,824	—	2,824
Loans		1,045	232	—	1,277
Trade and other receivables	19	27,191	—	—	27,191
Derivative financial instruments	29	—	12,402	348	12,750
Cash and cash equivalents	24	27,107	3,574	—	30,681
Financial liabilities
Trade and other payables	21	(58,660)	—	—	(58,660)
Derivative financial instruments	29	—	(13,456)	(465)	(13,921)
Accruals		(6,606)	—	—	(6,606)
Lease liabilities	27	(8,611)	—	—	(8,611)
Finance debt	25	(61,176)	—	—	(61,176)
		(79,710)	5,576	(117)	(74,251)
28. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2020	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	17	—	3,079	—	3,079
Loans		929	369	—	1,298
Trade and other receivables	19	20,252	—	—	20,252
Derivative financial instruments	29	—	10,049	2,698	12,747
Cash and cash equivalents	24	24,905	6,206	—	31,111
Financial liabilities
Trade and other payables	21	(44,960)	—	—	(44,960)
Derivative financial instruments	29	—	(8,320)	(82)	(8,402)
Accruals		(5,502)	—	—	(5,502)
Lease liabilities	27	(9,262)	—	—	(9,262)
Finance debt	25	(72,664)	—	—	(72,664)
		(86,302)	11,383	2,616	(72,303)

Disclosure of financial liabilities
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2021	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	17	—	2,824	—	2,824
Loans		1,045	232	—	1,277
Trade and other receivables	19	27,191	—	—	27,191
Derivative financial instruments	29	—	12,402	348	12,750
Cash and cash equivalents	24	27,107	3,574	—	30,681
Financial liabilities
Trade and other payables	21	(58,660)	—	—	(58,660)
Derivative financial instruments	29	—	(13,456)	(465)	(13,921)
Accruals		(6,606)	—	—	(6,606)
Lease liabilities	27	(8,611)	—	—	(8,611)
Finance debt	25	(61,176)	—	—	(61,176)
		(79,710)	5,576	(117)	(74,251)
28. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2020	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	17	—	3,079	—	3,079
Loans		929	369	—	1,298
Trade and other receivables	19	20,252	—	—	20,252
Derivative financial instruments	29	—	10,049	2,698	12,747
Cash and cash equivalents	24	24,905	6,206	—	31,111
Financial liabilities
Trade and other payables	21	(44,960)	—	—	(44,960)
Derivative financial instruments	29	—	(8,320)	(82)	(8,402)
Accruals		(5,502)	—	—	(5,502)
Lease liabilities	27	(9,262)	—	—	(9,262)
Finance debt	25	(72,664)	—	—	(72,664)
		(86,302)	11,383	2,616	(72,303)

Analysis of credit exposures using external credit grading system
Management information used to monitor credit risk, which reflects the impact of credit enhancements, indicates that the risk profile of financial assets which are subject to review for impairment under IFRS 9 is as set out below.

		%
As at 31 December	2021	2020
AAA to AA-	14%	11%
A+ to A-	46%	59%
BBB+ to BBB-	14%	8%
BB+ to BB-	8%	6%
B+ to B-	16%	13%
CCC+ and below	2%	3%

Disclosure of offsetting of financial assets
Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2021				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	20,519	(7,769)	12,750	(3,104)	(414)	9,232
Derivative liabilities	(21,683)	7,769	(13,914)	3,104	—	(10,810)
Trade and other receivables	17,105	(8,104)	9,001	(1,038)	(249)	7,714
Trade and other payables	(19,279)	8,104	(11,175)	1,038	—	(10,137)
At 31 December 2020
Derivative assets	14,765	(2,019)	12,746	(2,075)	(386)	10,285
Derivative liabilities	(10,414)	2,019	(8,395)	2,075	—	(6,320)
Trade and other receivables[a]	7,772	(3,679)	4,093	(823)	(122)	3,148
Trade and other payables[a]	(8,836)	3,679	(5,157)	823	—	(4,334)
[a] Certain comparative amounts have been amended to align with balance sheet presentation.

Disclosure of offsetting of financial liabilities
Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2021				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	20,519	(7,769)	12,750	(3,104)	(414)	9,232
Derivative liabilities	(21,683)	7,769	(13,914)	3,104	—	(10,810)
Trade and other receivables	17,105	(8,104)	9,001	(1,038)	(249)	7,714
Trade and other payables	(19,279)	8,104	(11,175)	1,038	—	(10,137)
At 31 December 2020
Derivative assets	14,765	(2,019)	12,746	(2,075)	(386)	10,285
Derivative liabilities	(10,414)	2,019	(8,395)	2,075	—	(6,320)
Trade and other receivables[a]	7,772	(3,679)	4,093	(823)	(122)	3,148
Trade and other payables[a]	(8,836)	3,679	(5,157)	823	—	(4,334)
[a] Certain comparative amounts have been amended to align with balance sheet presentation.

Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest
The table below shows the timing of undiscounted cash outflows relating to finance debt, trade and other payables and accruals. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to finance debt could be accelerated from the profile provided.

								$ million
				2021				2020
	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt
Within one year	48,497	5,638	5,370	1,497	33,290	4,650	9,119	1,778
1 to 2 years	1,627	209	4,425	1,341	1,728	157	6,292	1,477
2 to 3 years	1,346	108	5,953	1,204	1,590	184	7,031	1,305
3 to 4 years	1,328	144	5,958	1,047	1,332	87	8,047	1,110
4 to 5 years	1,146	56	5,504	896	1,335	217	6,652	919
5 to 10 years	5,695	218	16,483	2,705	4,570	108	22,156	2,408
Over 10 years	1,699	233	14,744	1,699	4,419	99	10,008	1,037
	61,338	6,606	58,437	10,389	48,264	5,502	69,305	10,034
[a] 2021 includes $13,170 million (2020 $14,569 million) in relation to the Gulf of Mexico oil spill, of which $11,883 million (2020 $13,160 million) matures in greater than one year.

Disclosure of maturity analysis for derivative financial liabilities
The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $27,048 million at 31 December 2021 (2020 $33,704 million) to be received on the same day as the related cash outflows.

		$ million
Cash outflows for derivative financial instruments at 31 December	2021	2020
Within one year	1,497	2,384
1 to 2 years	1,492	1,976
2 to 3 years	2,531	2,017
3 to 4 years	2,053	3,074
4 to 5 years	5,575	2,582
5 to 10 years	8,618	15,263
Over 10 years	5,365	4,483
	27,131	31,779
For further information on our derivative financial instruments, see Note 29.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2021
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(191)	(2)	(13)	(5)	(173)	(259)	(643)
Oil price derivatives	(1,340)	(179)	(39)	(7)	(2)	—	(1,567)
Natural gas price derivatives	(4,551)	(1,053)	(460)	(351)	(282)	(1,576)	(8,273)
Power price derivatives	(1,485)	(601)	(211)	(135)	(92)	(442)	(2,966)
	(7,567)	(1,835)	(723)	(498)	(549)	(2,277)	(13,449)

							$ million
							2020
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(502)	(117)	(11)	(1)	—	(63)	(694)
Oil price derivatives	(1,000)	(83)	(9)	(1)	—	—	(1,093)
Natural gas price derivatives	(1,095)	(595)	(479)	(422)	(348)	(2,550)	(5,489)
Power price derivatives	(345)	(184)	(126)	(81)	(68)	(233)	(1,037)
	(2,942)	(979)	(625)	(505)	(416)	(2,846)	(8,313)